Note 9 - Stock-based Compensation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9 .	Stock-Based Compensation

Stock Option Plan
s

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:
	201 7	201 6	20 15
Weighted average risk-free interest rates	2.40%	2.26%	1.99%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (yrs)	7.0	7.0	7.0
Expected volatility	89.73%	88.72%	91.43%

Stock-based compensation expense related to
our stock option plans was
$57,224,
$54,805,
and
$67,905
during the years ended
December 31, 2017,
2016
and
2015,
respectively. Stock option expense is allocated to research and development expense or to general and administrative expense based on the nature of the services provided by the related individuals. For the three
years ended
December 31, 2017,
stock option expense was allocated as follows:

	201 7	201 6	20 15
General and administrative expense	$31,271	$31,191	$45,822
Research and development expense	25,953	23,614	22,083
Total stock option expense	$57,224	$54,805	$67,905

As of
December 31,
201
7,
there was
$218,280
of unrecognized compensation expense related to stock-based compensation arrangements pursuant to our stock option plans. The unrecognized compensation expense is expected to be recognized over a weighted average remaining period of
2.6
years.

Additional information concerning our stock options for t
he years ended
December 31, 2017,
2016
and
2015
is as follows:

	201 7	201 6	201 5
Weighted average fair value of options granted	$0.04	$0.05	$0.09
Intrinsic value of options exercised	-	-	-
Total fair value of options vested	58,337	54,757	66,622

Other
Non-E
mp
loyee Stock-Based C
ompensation

We recorded
general and administrative expense of $-
0
-,
$912,862
and $-
0
- during the years ended
December 31, 2017,
2016
and
2015,
respectively, related to modifications made to certain stock purchase warrants.